Stockholders’ Deficit (Details) - $ / shares	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Oct. 30, 2024	Jan. 07, 2024	Apr. 19, 2023	Dec. 31, 2022	Apr. 27, 2022	Mar. 31, 2022
Stockholders’ Deficit [Line Items]
Common stock, shares authorized		50,000,000	50,000,000				50,000,000
Common stock, shares par value (in Dollars per share)		$ 0.0001	$ 0.0001				$ 0.0001
Common stock, shares issued		3,218,499	3,218,499				3,218,499
Common stock, shares outstanding		3,218,499	3,218,499				3,218,499
Price per share (in Dollars per share)		$ 0.1			$ 10	$ 10.29
Market price rate		115.00%	115.00%
Market value percentage		165.00%	165.00%
Common stock equals or exceeds, price per share (in Dollars per share)			$ 0.1	$ 8,400,000
Warrants issued and outstanding		11,843,500	11,843,500					1
Initial business combination [Member]
Stockholders’ Deficit [Line Items]
Effective issue price (in Dollars per share)		$ 9.2	$ 9.2
Warrant [Member]
Stockholders’ Deficit [Line Items]
Price per share (in Dollars per share)			$ 11.5
Initial business combination days			90 days
Equity proceeds percentage			60.00%
Redemption trigger price			16.50%
Price of warrant (in Dollars per share)			$ 0.01
Trading days			10 days
Warrants
Stockholders’ Deficit [Line Items]
Price per share (in Dollars per share)		$ 11.5
Initial business combination days		90 days
Equity proceeds percentage		60.00%
Redemption trigger price		16.50%
Price of warrant (in Dollars per share)		$ 0.01
Trading days	10 days
Sponsor [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares issued									1,150,000
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock equals or exceeds, price per share (in Dollars per share)			$ 16.5
Market price [Member]
Stockholders’ Deficit [Line Items]
Price per share (in Dollars per share)		9.2	$ 9.2
Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares par value (in Dollars per share)		$ 16.5
Private warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants issued and outstanding	11,843,500		11,843,500